Quarterly Holdings Report
for
Fidelity® Series International Value Fund
January 31, 2026
VSF-S-NPRT1-0426
1.907974.116
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 3.3%
Financials - 0.3%
Capital Markets - 0.3%
Macquarie Group Ltd	437,637	64,661,542
Materials - 3.0%
Metals & Mining - 3.0%
Glencore PLC	38,357,927	261,499,660
Rio Tinto PLC	2,659,500	242,637,712
TOTAL MATERIALS		504,137,372
TOTAL AUSTRALIA		568,798,914
BELGIUM - 2.1%
Financials - 1.7%
Banks - 1.7%
KBC Group NV	2,069,687	291,697,785
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	217,800	65,936,422
TOTAL BELGIUM		357,634,207
CHINA - 0.7%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Tencent Holdings Ltd	1,462,200	112,387,336
DENMARK - 0.8%
Industrials - 0.8%
Air Freight & Logistics - 0.8%
DSV A/S	495,440	139,108,678
FINLAND - 2.1%
Financials - 1.2%
Insurance - 1.2%
Mandatum Holding Oy	2,527,287	20,610,551
Sampo Oyj A Shares	17,125,635	190,990,491
TOTAL FINANCIALS		211,601,042
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	7,300,800	47,023,809
Utilities - 0.6%
Electric Utilities - 0.6%
Fortum Oyj	4,075,800	96,214,335
TOTAL FINLAND		354,839,186
FRANCE - 8.0%
Communication Services - 0.5%
Entertainment - 0.2%
Vivendi SE	14,721,955	41,073,391
Media - 0.3%
Canal+ SA	10,658,055	46,231,120
TOTAL COMMUNICATION SERVICES		87,304,511
Consumer Staples - 0.8%
Food Products - 0.8%
Danone SA	1,644,700	128,878,609
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
TotalEnergies SE	3,022,367	219,073,711
Financials - 3.4%
Banks - 1.5%
BNP Paribas SA	2,415,070	261,147,695
Insurance - 1.9%
AXA SA	7,144,379	325,777,547
TOTAL FINANCIALS		586,925,242
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	123,934	37,886,842
Industrials - 0.9%
Building Products - 0.9%
Cie de Saint-Gobain SA	1,511,700	149,213,155
Materials - 1.0%
Chemicals - 1.0%
Air Liquide SA	867,588	162,466,649
TOTAL FRANCE		1,371,748,719
GERMANY - 13.9%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Bayerische Motoren Werke AG	1,258,500	130,409,920
Financials - 4.2%
Banks - 0.6%
Commerzbank AG	2,414,700	99,291,961
Capital Markets - 1.4%
Deutsche Bank AG	4,747,800	187,405,898
Deutsche Boerse AG	205,300	51,987,171
		239,393,069
Insurance - 2.2%
Hannover Rueck SE	592,363	167,675,207
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	352,191	213,454,724
		381,129,931
TOTAL FINANCIALS		719,814,961
Health Care - 1.9%
Health Care Providers & Services - 1.2%
Fresenius SE & Co KGaA	3,726,800	208,553,121
Pharmaceuticals - 0.7%
Bayer AG	2,298,482	121,570,586
TOTAL HEALTH CARE		330,123,707
Industrials - 4.8%
Aerospace & Defense - 1.7%
Rheinmetall AG	133,788	282,520,258
Air Freight & Logistics - 1.1%
Deutsche Post AG	3,334,107	186,471,631
Industrial Conglomerates - 1.8%
Siemens AG	1,005,187	303,898,480
Machinery - 0.2%
Daimler Truck Holding AG	754,900	36,651,856
TOTAL INDUSTRIALS		809,542,225
Materials - 1.0%
Chemicals - 0.6%
BASF SE	1,902,000	103,115,020
Construction Materials - 0.4%
Heidelberg Materials AG	277,200	75,916,986
TOTAL MATERIALS		179,032,006
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Vonovia SE	2,746,149	80,405,293
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
RWE AG	2,014,200	127,780,711
TOTAL GERMANY		2,377,108,823
HONG KONG - 1.2%
Financials - 1.2%
Insurance - 1.2%
Prudential PLC	12,271,368	201,560,244
INDIA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Reliance Industries Ltd GDR (c)	1,306,500	79,304,550
INDONESIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	136,442,200	60,286,908
ISRAEL - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (a)	2,691,100	91,712,688
ITALY - 4.6%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Eni SpA	7,303,000	149,266,992
Financials - 2.3%
Banks - 2.3%
BPER Banca SPA	8,283,500	116,402,428
UniCredit SpA	3,239,200	282,283,515
TOTAL FINANCIALS		398,685,943
Industrials - 1.4%
Electrical Equipment - 0.5%
Prysmian SpA	700,700	83,431,233
Passenger Airlines - 0.9%
Ryanair Holdings PLC ADR	2,108,400	148,853,040
TOTAL INDUSTRIALS		232,284,273
TOTAL ITALY		780,237,208
JAPAN - 20.1%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
LY Corp	12,225,000	31,301,159
Consumer Discretionary - 3.4%
Automobiles - 1.9%
Toyota Motor Corp	14,546,400	329,701,534
Household Durables - 1.5%
Panasonic Holdings Corp	8,755,500	120,044,016
Sony Group Corp	2,861,825	63,097,257
Sumitomo Forestry Co Ltd (b)	6,553,000	70,903,325
		254,044,598
TOTAL CONSUMER DISCRETIONARY		583,746,132
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Inpex Corp	4,343,300	96,626,918
Financials - 7.6%
Banks - 5.2%
Mitsubishi UFJ Financial Group Inc	24,973,344	452,276,466
Sumitomo Mitsui Financial Group Inc	12,270,949	431,820,230
		884,096,696
Financial Services - 1.3%
ORIX Corp	6,903,133	210,375,765
Sony Financial Group Inc (a)	4,891,425	4,914,814
		215,290,579
Insurance - 1.1%
Tokio Marine Holdings Inc	5,357,725	199,696,068
TOTAL FINANCIALS		1,299,083,343
Industrials - 5.3%
Industrial Conglomerates - 1.6%
Hitachi Ltd	7,643,700	265,237,429
Machinery - 1.3%
MINEBEA MITSUMI Inc	3,184,751	64,514,050
Mitsubishi Heavy Industries Ltd	5,520,900	162,557,044
		227,071,094
Trading Companies & Distributors - 2.4%
ITOCHU Corp	15,875,765	203,250,647
Mitsui & Co Ltd	6,582,200	214,146,919
		417,397,566
TOTAL INDUSTRIALS		909,706,089
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.1%
Ibiden Co Ltd (b)	474,888	25,251,056
IT Services - 1.0%
Fujitsu Ltd	3,794,000	105,419,259
TIS Inc	2,282,256	66,332,305
		171,751,564
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp	7,884,960	131,091,061
Technology Hardware, Storage & Peripherals - 0.5%
FUJIFILM Holdings Corp	4,069,847	81,296,251
TOTAL INFORMATION TECHNOLOGY		409,389,932
Materials - 0.6%
Chemicals - 0.6%
Shin-Etsu Chemical Co Ltd	3,367,310	110,732,594
TOTAL JAPAN		3,440,586,167
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	564,203	62,420,010
SINGAPORE - 1.9%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Singapore Telecommunications Ltd	35,013,300	126,352,185
Financials - 1.2%
Banks - 1.2%
United Overseas Bank Ltd	6,802,289	205,015,282
TOTAL SINGAPORE		331,367,467
SOUTH AFRICA - 1.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	676,674	4,250,004
Materials - 1.0%
Metals & Mining - 1.0%
Anglo American PLC	2,645,015	122,643,564
Valterra Platinum Ltd (United Kingdom)	506,079	46,397,044
TOTAL MATERIALS		169,040,608
TOTAL SOUTH AFRICA		173,290,612
SPAIN - 4.7%
Financials - 4.7%
Banks - 4.7%
Banco Santander SA	47,970,372	612,489,024
Bankinter SA	10,698,300	182,863,335

TOTAL SPAIN		795,352,359
SWEDEN - 1.8%
Financials - 1.8%
Financial Services - 1.8%
Investor AB B Shares	7,889,160	303,964,043
SWITZERLAND - 3.2%
Financials - 3.2%
Capital Markets - 0.8%
UBS Group AG (United States) (b)	2,855,329	134,628,762
Insurance - 2.4%
Swiss Life Holding AG	121,210	132,710,878
Zurich Insurance Group AG	390,870	278,073,507
		410,784,385
TOTAL SWITZERLAND		545,413,147
UNITED KINGDOM - 15.0%
Consumer Discretionary - 1.3%
Household Durables - 1.2%
Barratt Redrow PLC	37,195,671	198,057,125
Specialty Retail - 0.1%
JD Sports Fashion PLC	15,733,700	17,606,586
TOTAL CONSUMER DISCRETIONARY		215,663,711
Consumer Staples - 3.3%
Consumer Staples Distribution & Retail - 0.3%
Tesco PLC	8,852,792	51,512,638
Tobacco - 3.0%
British American Tobacco PLC	4,942,741	298,608,785
Imperial Brands PLC	4,962,540	209,011,165
		507,619,950
TOTAL CONSUMER STAPLES		559,132,588
Financials - 7.4%
Banks - 5.8%
HSBC Holdings PLC	17,689,500	312,059,144
Lloyds Banking Group PLC	296,864,338	443,279,187
Standard Chartered PLC	9,089,722	232,573,547
		987,911,878
Capital Markets - 0.9%
London Stock Exchange Group PLC	560,700	62,314,733
St James's Place PLC	4,217,800	87,725,684
		150,040,417
Insurance - 0.7%
Beazley PLC	7,593,317	117,722,272
TOTAL FINANCIALS		1,255,674,567
Health Care - 0.8%
Pharmaceuticals - 0.8%
Astrazeneca PLC	764,059	142,354,960
Industrials - 2.2%
Aerospace & Defense - 2.2%
BAE Systems PLC	9,095,164	246,905,909
Rolls-Royce Holdings PLC	8,169,900	136,576,026
TOTAL INDUSTRIALS		383,481,935
TOTAL UNITED KINGDOM		2,556,307,761
UNITED STATES - 11.9%
Consumer Staples - 0.8%
Food Products - 0.8%
Nestle SA	1,499,920	143,132,194
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
BP PLC	14,079,277	89,270,470
Shell PLC ADR	5,621,407	433,016,981
TOTAL ENERGY		522,287,451
Health Care - 3.7%
Pharmaceuticals - 3.7%
GSK PLC	10,731,617	277,537,426
Roche Holding AG non-voting shares	785,810	357,339,182
TOTAL HEALTH CARE		634,876,608
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc (United Kingdom)	334,695	84,451,494
Materials - 3.8%
Chemicals - 0.6%
Linde PLC	228,814	104,561,134
Construction Materials - 3.2%
Amrize Ltd	1,493,950	78,364,495
CRH PLC	2,369,328	290,029,440
Holcim AG	1,642,810	169,322,586
		537,716,521
TOTAL MATERIALS		642,277,655
TOTAL UNITED STATES		2,027,025,402
TOTAL COMMON STOCKS (Cost $9,522,712,945)		16,730,454,429

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Cost $45,315,631)	717,677	30,706,151

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.70	314,427,917	314,490,803
Fidelity Securities Lending Cash Central Fund (d)(e)	3.70	47,290,966	47,295,695
TOTAL MONEY MARKET FUNDS (Cost $361,786,498)			361,786,498

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $9,929,815,074)	17,122,947,078
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(47,912,343)
NET ASSETS - 100.0%	17,075,034,735

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,304,550 or 0.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	188,544,089	1,054,983,749	929,032,882	1,830,101	(4,153)	-	314,490,803	314,427,917	0.5%
Fidelity Securities Lending Cash Central Fund	19,063,320	547,281,265	519,044,797	274,997	(4,093)	-	47,295,695	47,290,966	0.1%
Total	207,607,409	1,602,265,014	1,448,077,679	2,105,098	(8,246)	-	361,786,498

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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